Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Current Liabilities

Other current liabilities consisted of the following at December 31:

(dollars in thousands)	2015	2014
Accrued bonuses	$9,727	$5,126
Trade promotions	14,521	10,919
Deferred compensation – current portion	677	1,338
Accrued legal settlement	32,000	—
Other current liabilities	13,534	9,630

Total	$70,459	$27,013